Lease Liability - Details of the lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments
Balance, December 31, 2021	$ 2,418,706	$ 2,882,152
Present value of lease payments	432,335
Accrued interest	120,875
Cash payments	645,995	497,502
Accounts payable	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	2,375,590	2,418,706
Movement in exchange rates	(165,505)
Balance, December 31, 2022	330,821	2,418,706
Rounding
Disclosure of maturity analysis of operating lease payments
Cash payments	80,000
Land Lease [Member]
Disclosure of maturity analysis of operating lease payments
Balance, December 31, 2021	2,418,706
Accrued interest	103,816
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	2,375,590
Movement in exchange rates	(146,932)
Balance, December 31, 2022		$ 2,418,706
Office Lease [Member]
Disclosure of maturity analysis of operating lease payments
Present value of lease payments	432,335
Accrued interest	17,059
Cash payments	80,000
Accounts payable	(20,000)
Movement in exchange rates	(18,573)
Balance, December 31, 2022	$ 330,821